Income Taxes (Tables)	12 Months Ended
May. 02, 2015
Income (Loss) Before Income Taxes

Income (loss) before income taxes for fiscal 2015, fiscal 2014 and fiscal 2013 are as follows:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Domestic operations	$111,302	3,952	(257,173)
Foreign operations	3,981	733	1,824

Total income (loss) before taxes	$115,283	4,685	(255,349)

Income Tax Provisions (Benefits)

Income tax provisions (benefits) for fiscal 2015, fiscal 2014 and fiscal 2013 are as follows:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Current:
Federal	$81,107	5,753	18,270
State	8,844	2,819	2,594
Foreign	1,314	156	486

Total current	91,265	8,728	21,350

Deferred:
Federal	(41)	30,792	(93,684)
State	(12,581)	12,433	(25,209)
Foreign	44	—	—

Total deferred	(12,578)	43,225	(118,893)

Total	$78,687	51,953	(97,543)

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	9.5	156.8	3.9
Changes to unrecognized tax benefits	0.1	42.5	(5.7)
Excess executive compensation	2.4	14.0	(1.8)
Meals and entertainment disallowance	0.7	16.0	(0.2)
Research Tax Credits	(2.4)	(63.4)	7.4
Joint venture net loss allocation	32.0	657.8	—
Change in valuation allowance	(11.3)	248.5	—
Other, net	2.3	1.7	(0.4)

Effective income tax rate	68.3%	1,108.9%	38.2%

Components of Deferred Tax Assets and Liabilities

At May 2, 2015 and May 3, 2014, the significant components of the Company’s deferred taxes consisted of the following:

	May 2, 2015	May 3, 2014
Deferred tax assets:
Estimated accrued liabilities	$131,347	$124,875
Inventory	28,437	42,671
Insurance liability	9,149	8,804
Loss and credit carryovers	28,735	47,308
Lease transactions	25,292	24,499
Pension	6,175	4,885
Stock-based compensation	4,565	6,364
Investments in equity securities	39	1,564
Depreciation	4,501	—
Other	809	1,263

Gross deferred tax assets	239,049	262,233

Valuation allowance	(1,215)	(19,176)

Net deferred tax assets	237,834	243,057

Deferred tax liabilities:
Prepaid expenses	(6,777)	(6,900)
Goodwill and intangible asset amortization	(210,249)	(209,541)
Investment in Barnes & Noble.com	(78,526)	(78,554)
Depreciation	—	(15,257)

Gross deferred tax liabilities	(295,552)	(310,252)

Net deferred tax liabilities	$(57,718)	$(67,195)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2015, fiscal 2014 and fiscal 2013 is as follows:

Balance at April 28, 2012	$13,135
Additions for tax positions of the current period	3,189
Additions for tax positions of prior periods	9,187
Reductions due to settlements	(370)
Other reductions for tax positions of prior periods	(3,815)

Balance at April 27, 2013	$21,326
Additions for tax positions of the current period	2,693
Additions for tax positions of prior periods	2,206
Reductions due to settlements	—
Other reductions for tax positions of prior periods	(7,070)

Balance at May 3, 2014	$19,155
Additions for tax positions of the current period	731
Additions for tax positions of prior periods	—
Reductions due to settlements	—
Other reductions for tax positions of prior periods	(1,504)

Balance at May 2, 2015	$18,382